Related Parties Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of related parties transactions
Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

Schedule of due from related parties
	As of March 31,
	2021	2022
	RMB	RMB

Philectronics	513	486
Mr. Bao	48	47
Grandsky Phoenix Limited	-	889
Mr. He (i)	6,429	-
	6,990	1,422

Schedule of due to related parties
	As of March 31,
	2021	2022
	RMB	RMB

Mr. Bao	849	3,819
Philectronics	516	482
Grandsky Phoenix Limited	-	198
	1,365	4,499